Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancellable Leases	Future minimum lease payments under these non-cancellable leases as follows:

As of December 31,
2018
RMB
2019	58,406
2020	45,077
2021	40,221
2022	14,826
Thereafter	640

Total	159,170